Note receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Note receivables
8.	Note receivables

	December 31, 2018				December 31, 2017
Legal obligors	Visa	Master	Hipercard	Total	Visa	Master	Hipercard	Total
Itaú	570,463	1,979,994	514,627	3,065,084	237,335	751,542	250,817	1,239,694
Bradesco	735,784	170,497	—	906,281	333,108	83,160	—	416,268
Banco do Brasil	566,537	153,633	—	720,170	287,334	84,504	—	371,838
CEF	133,882	173,208	—	307,090	69,974	83,684	—	153,658
Santander	247,950	871,976	—	1,119,926	122,614	310,946	—	433,560
Other (*)	386,808	1,069,323	—	1,456,131	141,802	393,999	—	535,801
Total card issuers (i)	2,641,424	4,418,631	514,627	7,574,682	1,192,167	1,707,835	250,817	3,150,819

Cielo—Elo	—	—	—	366,619	—	—	—	151,851
Cielo	—	—	—	91,402	—	—	—	80,464
Redecard	—	—	—	5,502	—	—	—	45,289
Amex	—	—	—	1,188	—	—	—	39,608
Vero	—	—	—	4,396	—	—	—	21,463
Other	—	—	—	34,367	—	—	—	31,864
Total acquirers (ii)	—	—	—	503,474	—	—	—	370,539

Other	—	—	—	26,523	—	—	—	991
Total other	—	—	—	26,523	—	—	—	991

Total note receivables	2,641,424	4,418,631	514,627	8,104,679	1,192,167	1,707,835	250,817	3,522,349

(*)	Refers to other pulverized receivables from legal obligors.

(i)

Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard or Hipercard. However, PagSeguro Brazil’s contractual note receivables are with the financial institutions, which are the legal obligors of the note receivables. Additionally, amounts due within 27 days of the original transaction date, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard or Hipercard, as applicable, in the event that the legal obligors do not make payment. PagSeguro Brazil started operating directly as a financial intermediary in 2016.

(ii)

Acquirers: refers to card processing transactions to be received from the acquirers, which are third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil. This balance also includes the receivables from sales of debit and credit card readers.

The maturity analysis of note receivables is as follows:

	December 31, 2018	December 31, 2017
Due within 30 days	4,323,893	2,213,929
Due within 31 to 120 days	3,135,358	1,045,825
Due within 121 to 180 days	468,913	114,953
Due within 181 to 360 days	176,515	147,642

	8,104,679	3,522,349